INTEREST-BEARING LOANS AND BORROWING (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,219.6	R$ 2,176.3
Interest-bearing loans and borrowings, current	1,167.3	1,276.4
Debt Denominated In USD [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	6.5
Interest-bearing loans and borrowings, current	R$ 3.3	R$ 3.8
Debt Denominated In USD [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.39%	8.00%
Debt Denominated In Other Latin American Currencies [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 477.7	R$ 319.5
Interest-bearing loans and borrowings, current	R$ 150.9	R$ 190.7
Debt Denominated In Other Latin American Currencies [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	15.15%	12.98%
Debt Denominated In CAD [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 187.1	R$ 289.7
Interest-bearing loans and borrowings, current	R$ 127.6	R$ 149.6
Debt Denominated In CAD [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	5.54%	5.78%
Reais Debt [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 1,291.4	R$ 1,243.1
Interest-bearing loans and borrowings, current	734.0	772.4
Reais Debt [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	80.9	96.9
Interest-bearing loans and borrowings, current	R$ 16.1	R$ 14.7
Reais Debt [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	11.73%	11.06%
Reais Debt [Member] | Weighted average [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	9.56%	9.48%
Reais Debt ICMS [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 60.0	R$ 122.4
Interest-bearing loans and borrowings, current	87.5	107.2
Reais Debt ICMS [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	116.0	104.7
Interest-bearing loans and borrowings, current	R$ 47.9	R$ 38.0
Reais Debt ICMS [Member] | Weighted average [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.87%	2.92%
Reais Debt ICMS [Member] | Weighted average [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	6.26%	6.36%